Intangible assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
Note 4. Intangible assets, net
Definite-lived intangible assets:

	December 31, 2021	December 31, 2020

Original amounts:
Core technology	$10,411	$4,000
Trade name	3,900	3,900
Customer relationship	177	—
	14,488	7,900
Accumulated amortization:
Core technology	1,470	476
Trade name	1,788	813
Customer relationship	2	—
	3,260	1,289
Intangible assets, net
	$11,228	$6,611
a. Amortization expense amounted to $1,971, $1,289 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.

b. The expected future amortization expenses by year related to the intangible assets as of December 31, 2021 are as follows:

2022	$2,655
2023	2,655
2024	1,843
2025	1,680
2026 and thereafter	2,395
$11,228